Share-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Share Based Payment Arrangements [Abstract]
Summary of number and weighted average exercise prices of share options

	2025	2024	2023
Outstanding options at the end of the year	11,282,865	15,165,029	19,049,997
Weighted average exercise price in euro	11.22	11.54	11,88

Summary of number of share options outstanding and their related weighted average exercise prices
Movements in the number of share options outstanding and their related weighted average exercise prices in euro are as follows:

	2025 Average exercise price per share option	Number of options	2024 Average exercise price per share option	Number of options	2023 Average exercise price per share option	Number of options
At 1 January	11.54	15,165,029	11.88	19,049,997	12.09	20,348,470
Granted	—	—	—	—	—	—
Forfeited	12.96	(3,607,512)	13.33	(3,825,908)	16.32	(1,151,022)
Exercised	6.07	(274,652)	5.97	(59,060)	6.11	(147,451)

At 31 December	11.22	11,282,865	11.54	15,165,029	11.88	19,049,997

Summary of expiry date and exercise prices of share options outstanding
Share options outstanding at the end of the year have the following expiry date and exercise prices in euro:

Grant	Expiry date	Exercise price per share options	Number of options
			2025	2024	2023
2022	2032	8.40	2,374,959	3,037,691	3,805,164
2022	2032	6.00	50,113	196,834	247,307
2021	2031	6.40	1,977,005	2,571,440	3,069,930
2020	2030	5.97	2,023,886	2,810,388	3,434,330
2019	2029	15.01	964,839	1,304,353	1,638,010
2018	2028	18.23	242,000	242,000	407,000
2018	2028	12.67	2,002,464	2,540,829	3,038,030
2017	2027	21.15	944,969	1,249,983	1,600,721
2016	2026	24.39	702,630	888,300	1,084,398
2015	2025	32.73	—	323,211	407,535
2014	2024	26.5	—	—	317,572

			11,282,865	15,165,029	19,049,997

Summary of number and weighted average exercise prices of other equity instruments

	2025	2024
Restricted and performance shares outstanding at the end of the year	6,523,939	4,438,497
Weighted average fair value in euro	4.38	5.51

Summary of average value of inputs to the model

2025	EBCP PS and EBCP RS
Dividend yield (%)	8.5% - 22.02%
Risk-free interest rate (%)	1.96% - 2.21%
Expected life of shares (years)	2.61 - 3.33
Share price at inception (EUR)	3.16 - 6.60
Fair value per share (EUR)	1.52 - 7.94
Total expected cost for each plan ( € million )	0.28 - 2.01

2024	EBCP PS and EBCP RS
Dividend yield (%)	11.04%
Risk-free interest rate (%)	2.80%
Expected life of shares (years)	3
Share price at inception (EUR)	5.26
Fair value per share (EUR)	4.23-3.83
Total expected cost for each plan ( € million )	4.95-1.87